Consolidated statement of changes in equity - EUR (€) € in Millions	Total		Share capital		Additional paid-in capital		Treasury shares	Accumulated comprehensive losses [3]	Equity attributable to the owners		Non-Controlling Interests
Beginning balance at Mar. 31, 2024	€ 60,998		€ 4,797	[1]	€ 149,253	[2]	€ (7,645)	€ (86,439)	€ 59,966		€ 1,032
Issue or reissue of shares	2		1		0	[2]	76	(75)	2		0
Share-based payments	53		0	[1]	50	[2]	0	0	50		3
Transactions with NCI in subsidiaries	(39)		0	[1]	0	[2]	0	(32)	(32)		(7)
Comprehensive income	1,939		0		0	[2]	0	1,869	1,869		70
Dividends	(1,367)		0	[1]	0	[2]	0	(1,212)	(1,212)		(155)
Purchase of treasury shares	(1,000)	[4]	0	[1],[4]	0	[2]	(1,000)	0	(1,000)	[4]	0	[4]
Cancellation of shares	0		(120)		120	[2]	799	(799)	0		0
Ending balance at Sep. 30, 2024	60,586		4,678	[1]	149,423	[2]	(7,770)	(86,688)	59,643		943
Beginning balance at Mar. 31, 2025	53,916		4,319		149,834	[2]	(6,791)	(94,617)	52,745		1,171
Issue or reissue of shares	0		0	[1]	1		76	(77)	0		0
Share-based payments	34		0	[1]	31	[2]	0	0	31		3
Acquisition of subsidiaries	1,120		0		0	[2]	0	0	0		1,120
Transactions with NCI in subsidiaries	2,742		0	[1]	0	[2]	0	1,206	1,206		1,536
Comprehensive income	499		0		0	[2]	0	393	393		106
Dividends	(702)		0	[1]	0	[2]	0	(558)	(558)		(144)
Purchase of treasury shares	(1,000)		0		0	[2]	(1,000)	0	(1,000)		0
Cancellation of shares	0		(130)		130	[2]	680	(680)	0		0
Ending balance at Sep. 30, 2025	€ 56,609		€ 4,189	[1]	€ 149,996	[2]	€ (7,035)	€ (94,333)	€ 52,817		€ 3,792

[1]	See note 17 ‘Called up share capital’.
[2]	Includes share premium, capital reserve, capital redemption reserve, merger reserve and share-based payment reserve. The merger reserve was derived from acquisitions made prior to 31 March 2004 and subsequently allocated to additional paid-in capital on adoption of IFRS.
[3]	Includes accumulated losses and accumulated other comprehensive income.
[4]	Represents the irrevocable and non-discretionary share buyback programmes which completed on 15 March 2023.